Average Annual Total Returns	0 Months Ended
Apr. 30, 2013
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO All Asset Portfolio) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.74%
5 Years	6.78%
Since Inception	7.42%
Inception Date	Apr. 30, 2003
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO All Asset Portfolio) | Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.04%
5 Years	5.64%
Since Inception	5.57%
Inception Date	Apr. 30, 2003
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO All Asset Portfolio) | Administrative Class
Average Annual Return:
1 Year	14.95%
5 Years	6.28%
Since Inception	7.53%
Inception Date	Apr. 30, 2003
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.06%)
5 Years	(5.17%)
Since Inception	1.40%
Inception Date	Jun. 30, 2004
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Administrative Class
Average Annual Return:
1 Year	5.39%
5 Years	(0.71%)
Since Inception	4.57%
Inception Date	Jun. 30, 2004
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Emerging Markets Bond Portfolio) | JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	18.54%
5 Years	10.47%
10 Years	11.56%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Emerging Markets Bond Portfolio) | Administrative Class
Average Annual Return:
1 Year	17.87%
5 Years	9.40%
10 Years	11.46%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Foreign Bond Portfolio (Unhedged)) | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	1.01%
Since Inception	4.57%
Inception Date	Apr. 30, 2008
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Foreign Bond Portfolio (Unhedged)) | Administrative Class
Average Annual Return:
1 Year	5.50%
Since Inception	7.15%
Inception Date	Apr. 30, 2008
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.26%
5 Years	4.66%
10 Years	4.42%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | Administrative Class
Average Annual Return:
1 Year	10.85%
5 Years	7.69%
10 Years	5.70%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Advantage® Strategy Bond Portfolio) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.21%
Since Inception	6.14%
Inception Date	May 02, 2011
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Advantage® Strategy Bond Portfolio) | PIMCO Global Advantage Bond Index® (GLADI) (NY Close) (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	8.92%
Since Inception	3.81%
Inception Date	May 02, 2011
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Advantage® Strategy Bond Portfolio) | Administrative Class
Average Annual Return:
1 Year	6.19%
Since Inception	3.09%
Inception Date	May 02, 2011
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Bond Portfolio (Unhedged)) | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	1.40%
5 Years	5.71%
10 Years	6.19%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Bond Portfolio (Unhedged)) | Administrative Class
Average Annual Return:
1 Year	6.94%
5 Years	8.27%
10 Years	7.28%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Multi-Asset Portfolio) | 60% MSCI World Index/40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.29%
Since Inception	11.39%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Multi-Asset Portfolio) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.83%
Since Inception	14.08%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Multi-Asset Portfolio) | 1 Month USD LIBOR Index +5% (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.24%
Since Inception	5.25%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Multi-Asset Portfolio) | Administrative Class
Average Annual Return:
1 Year	8.87%
Since Inception	9.92%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO High Yield Portfolio) | The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	14.58%
5 Years	9.10%
10 Years	9.31%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO High Yield Portfolio) | Administrative Class
Average Annual Return:
1 Year	14.30%
5 Years	7.72%
10 Years	8.66%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Long-Term U.S. Government Portfolio) | Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.56%
5 Years	9.71%
10 Years	7.65%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Long-Term U.S. Government Portfolio) | Administrative Class
Average Annual Return:
1 Year	4.43%
5 Years	10.81%
10 Years	8.06%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Low Duration Portfolio) | The BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.43%
5 Years	2.32%
10 Years	2.72%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Low Duration Portfolio) | Administrative Class
Average Annual Return:
1 Year	5.85%
5 Years	4.92%
10 Years	4.10%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Money Market Portfolio) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.07%
5 Years	0.45%
10 Years	1.69%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Money Market Portfolio) | Lipper Money Market Fund Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.01%
5 Years	0.54%
10 Years	1.59%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Money Market Portfolio) | Administrative Class
Average Annual Return:
1 Year	0.06%
5 Years	0.50%
10 Years	1.62%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Real Return Portfolio) | Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.98%
5 Years	7.04%
10 Years	6.65%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Real Return Portfolio) | Administrative Class
Average Annual Return:
1 Year	8.75%
5 Years	7.63%
10 Years	6.89%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Short-Term Portfolio) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.07%
5 Years	0.45%
10 Years	1.69%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Short-Term Portfolio) | Administrative Class
Average Annual Return:
1 Year	2.78%
5 Years	2.54%
10 Years	2.73%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Total Return Portfolio) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Total Return Portfolio) | Administrative Class
Average Annual Return:
1 Year	9.59%
5 Years	7.96%
10 Years	6.46%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Unconstrained Bond Portfolio) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.47%
Since Inception	0.40%
Inception Date	May 02, 2011
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Unconstrained Bond Portfolio) | Administrative Class
Average Annual Return:
1 Year	7.75%
Since Inception	3.92%
Inception Date	May 02, 2011
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO All Asset Portfolio) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.74%
5 Years	6.78%
Since Inception	7.15%
Inception Date	Jan. 31, 2006
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO All Asset Portfolio) | Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.04%
5 Years	5.64%
Since Inception	5.91%
Inception Date	Jan. 31, 2006
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO All Asset Portfolio) | Institutional Class
Average Annual Return:
1 Year	15.11%
5 Years	6.44%
Since Inception	6.41%
Inception Date	Jan. 31, 2006
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.26%
5 Years	4.66%
10 Years	4.42%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | Institutional Class
Average Annual Return:
1 Year	11.00%
5 Years	7.85%
10 Years	5.85%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Global Bond Portfolio (Unhedged)) | JPMorgan GBI Global FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.40%
5 Years	5.71%
Since Inception	6.34%
Inception Date	Jan. 31, 2006
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Global Bond Portfolio (Unhedged)) | Institutional Class
Average Annual Return:
1 Year	7.10%
5 Years	8.43%
Since Inception	8.06%
Inception Date	Jan. 31, 2006
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO High Yield Portfolio) | The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	14.58%
5 Years	9.10%
10 Years	9.31%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO High Yield Portfolio) | Institutional Class
Average Annual Return:
1 Year	14.47%
5 Years	7.88%
10 Years	8.83%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Long-Term U.S. Government Portfolio) | Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.56%
5 Years	9.71%
10 Years	7.65%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Long-Term U.S. Government Portfolio) | Institutional Class
Average Annual Return:
1 Year	4.59%
5 Years	10.98%
10 Years	8.22%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Low Duration Portfolio) | The BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.43%
5 Years	2.32%
10 Years	2.72%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Low Duration Portfolio) | Institutional Class
Average Annual Return:
1 Year	6.01%
5 Years	5.08%
10 Years	4.25%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Money Market Portfolio) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.07%
5 Years	0.45%
10 Years	1.69%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Money Market Portfolio) | Lipper Money Market Fund Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.01%
5 Years	0.54%
10 Years	1.59%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Money Market Portfolio) | Institutional Class
Average Annual Return:
1 Year	0.06%
5 Years	0.54%
10 Years	1.72%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Real Return Portfolio) | Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.98%
5 Years	7.04%
10 Years	6.65%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Real Return Portfolio) | Institutional Class
Average Annual Return:
1 Year	8.92%
5 Years	7.79%
10 Years	7.05%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Short-Term Portfolio) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.07%
5 Years	0.45%
10 Years	1.69%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Short-Term Portfolio) | Institutional Class
Average Annual Return:
1 Year	2.93%
5 Years	2.69%
10 Years	2.88%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Total Return Portfolio) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Total Return Portfolio) | Institutional Class
Average Annual Return:
1 Year	9.76%
5 Years	8.13%
10 Years	6.62%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO All Asset Portfolio) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.74%
5 Years	6.78%
Since Inception	7.43%
Inception Date	Apr. 30, 2004
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO All Asset Portfolio) | Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.04%
5 Years	5.64%
Since Inception	5.65%
Inception Date	Apr. 30, 2004
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO All Asset Portfolio) | Advisor Class
Average Annual Return:
1 Year	14.81%
5 Years	6.19%
Since Inception	7.24%
Inception Date	Apr. 30, 2004
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO All Asset Portfolio) | Class M
Average Annual Return:
1 Year	14.64%
5 Years	5.96%
Since Inception	7.01%
Inception Date	Apr. 30, 2004
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.06%)
5 Years	(5.17%)
Since Inception	(0.71%)
Inception Date	Feb. 28, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Advisor Class
Average Annual Return:
1 Year	5.12%
5 Years	(0.81%)
Since Inception	2.70%
Inception Date	Feb. 28, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Emerging Markets Bond Portfolio) | JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	18.54%
5 Years	10.47%
Since Inception	9.90%
Inception Date	Mar. 31, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Emerging Markets Bond Portfolio) | Advisor Class
Average Annual Return:
1 Year	17.75%
5 Years	9.29%
Since Inception	8.96%
Inception Date	Mar. 31, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Foreign Bond Portfolio (Unhedged)) | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.01%
Since Inception	6.32%
Inception Date	Mar. 31, 2009
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Foreign Bond Portfolio (Unhedged)) | Advisor Class
Average Annual Return:
1 Year	5.23%
Since Inception	8.65%
Inception Date	Mar. 31, 2009
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Bond Portfolio (Unhedged)) | JPMorgan GBI Global FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.40%
5 Years	5.71%
Since Inception	6.47%
Inception Date	Oct. 31, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Bond Portfolio (Unhedged)) | Advisor Class
Average Annual Return:
1 Year	6.85%
5 Years	8.17%
Since Inception	8.22%
Inception Date	Oct. 31, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Multi-Asset Portfolio) | 60% MSCI World Index/40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.29%
Since Inception	11.39%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Multi-Asset Portfolio) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.83%
Since Inception	14.08%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Multi-Asset Portfolio) | 1 Month USD LIBOR Index +5% (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.24%
Since Inception	5.25%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Multi-Asset Portfolio) | Advisor Class
Average Annual Return:
1 Year	8.77%
Since Inception	9.83%
Inception Date	Apr. 15, 2009
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO High Yield Portfolio) | The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	14.58%
5 Years	9.10%
Since Inception	8.22%
Inception Date	Mar. 31, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO High Yield Portfolio) | Advisor Class
Average Annual Return:
1 Year	14.18%
5 Years	7.61%
Since Inception	7.09%
Inception Date	Mar. 31, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Long-Term U.S. Government Portfolio) | Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.56%
Since Inception	10.72%
Inception Date	Sep. 30, 2009
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Long-Term U.S. Government Portfolio) | Advisor Class
Average Annual Return:
1 Year	4.33%
Since Inception	11.39%
Inception Date	Sep. 30, 2009
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Low Duration Portfolio) | The BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.43%
5 Years	2.32%
Since Inception	3.31%
Inception Date	Mar. 31, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Low Duration Portfolio) | Advisor Class
Average Annual Return:
1 Year	5.75%
5 Years	4.82%
Since Inception	5.21%
Inception Date	Mar. 31, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Real Return Portfolio) | Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.98%
5 Years	7.04%
Since Inception	6.87%
Inception Date	Feb. 28, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Real Return Portfolio) | Advisor Class
Average Annual Return:
1 Year	8.64%
5 Years	7.53%
Since Inception	7.01%
Inception Date	Feb. 28, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Short-Term Portfolio) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.07%
Since Inception	0.09%
Inception Date	Sep. 30, 2009
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Short-Term Portfolio) | Advisor Class
Average Annual Return:
1 Year	2.67%
Since Inception	1.73%
Inception Date	Sep. 30, 2009
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Total Return Portfolio) | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	5.95%
Inception Date	Feb. 28, 2006
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Total Return Portfolio) | Advisor Class
Average Annual Return:
1 Year	9.49%
5 Years	7.86%
Since Inception	7.45%
Inception Date	Feb. 28, 2006